Investments in affiliates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of variable interest entities
The following is a summary of the Company's interests in its various affiliates and joint ventures, which it accounts for using the equity method:

Affiliate or joint venture name:	Interest
Nuna Group of Companies
1229181 B.C Ltd.	49%
North American Nuna Joint Venture	50%
Nuna East Ltd.	37%
Nuna Pang Contracting Ltd.	37%
Nuna West Mining Ltd.	49%
NAYL Realty Inc.	49%
BNA Remanufacturing Limited Partnership	50%
Dene North Site Services Partnership	49%
Mikisew North American Limited Partnership	49%
ASN Constructors	30%
Red River Valley Alliance LLC	15%

Schedule of investments in affiliates and joint ventures
The following is a summary of the Company's interests in its various affiliates and joint ventures, which it accounts for using the equity method:

Affiliate or joint venture name:	Interest
Nuna Group of Companies
1229181 B.C Ltd.	49%
North American Nuna Joint Venture	50%
Nuna East Ltd.	37%
Nuna Pang Contracting Ltd.	37%
Nuna West Mining Ltd.	49%
NAYL Realty Inc.	49%
BNA Remanufacturing Limited Partnership	50%
Dene North Site Services Partnership	49%
Mikisew North American Limited Partnership	49%
ASN Constructors	30%
Red River Valley Alliance LLC	15%
The following table summarizes the movement in the investments in affiliates and joint ventures balance during the year:

	December 31, 2021	December 31, 2020
		Note 22
Balance, beginning of the year	$46,263	$45,015
Investments in affiliates and joint ventures	2,321	2,790
Share of net income	21,860	7,740
Dividends and advances received from affiliates and joint ventures	(11,270)	(8,621)
Other adjustments	(3,200)	(661)
Balance, end of the year	$55,974	$46,263
The financial information for the Company's share of the investments in affiliates and joint ventures accounted for using the equity method is summarized as follows:
Balance Sheets

	December 31, 2021	December 31, 2020
		Note 22
Assets
Current assets	$118,371	$55,887
Non-current assets	42,406	43,020
Total assets	$160,777	$98,907
Liabilities
Current liabilities	$82,926	$27,772
Non-current liabilities	21,877	24,872
Total liabilities	$104,803	$52,644
Net investments in affiliates and joint ventures	$55,974	$46,263
Statements of Operations

Year ended December 31,	2021	2020
Revenue	$332,440	$159,054
Gross profit	33,641	17,220
Income before taxes	25,064	9,113
Net income	21,860	7,740
The following table provides the material aggregate outstanding balances with affiliates and joint ventures. Accounts payable and accrued liabilities due to joint ventures and affiliates do not bear interest, are unsecured and without fixed terms of repayment. Accounts receivable from certain joint ventures and affiliates bear interest at various rates, and all other accounts receivable amounts are non-interest bearing.

	December 31, 2021	December 31, 2020
		Note 22
Accounts receivable	$31,050	$3,808
Other assets	2,162	1,432
Accounts payable and accrued liabilities	286	5,296